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  As filed with the Securities and Exchange Commission on April 24, 1998
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933                           [_]

            Registration No. 333-03715

            Pre-Effective Amendment No.                        [_]
                                       ----

            Post-Effective Amendment No.  10                   [X]
                                         ----

            REGISTRATION STATEMENT UNDER THE
              INVESTMENT COMPANY ACT OF 1940                   [_]

            Registration No. 811-07619

            Amendment No. 12                                   [X]
                         ----

                            NUVEEN INVESTMENT TRUST
        (Exact Name of Registrant as Specified in Declaration of Trust)

    333 West Wacker Drive, Chicago, Illinois                    60606
    (Address of Principal Executive Offices)                  (Zip Code)


       Registrant's Telephone Number, Including Area Code: (312) 917-7700

                                                       Copies to:
Gifford R. Zimmerman-Vice President and            Eric F. Fess, Esq.
          Assistant Secretary                      Chapman and Cutler
         333 West Wacker Drive                   111 West Monroe Street
        Chicago, Illinois 60606                 Chicago, Illinois 60603
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[_]  immediately upon filing pursuant to paragraph (b)

[_]  on (date) pursuant to paragraph (b)

[X]  60 days after filing pursuant to paragraph (a)(1)

[_]  on (date) pursuant to paragraph (a)(1)

[_]  75 days after filing pursuant to paragraph (a)(2)

[_]  on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



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                                    CONTENTS

                                       OF

                      POST-EFFECTIVE AMENDMENT NO. 10

    The Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Part A-Prospectus for the Nuveen California Balanced Munici-pal and Stock Fund.
                 (Incorporated by reference to the Post-Effective Amendment No. 7 to the Registrant's Form N-1A filed on December 29, 1997.)

                 Part B-Statement of Additional Information;--Copy of Annual Reports to Shareholders (the Financial Statements from which are incorporated by reference into the Statement of Addi-tional Information)
                 (Incorporated by reference to the Post-Effective Amendment No. 7 to the Registrant's Form N-1A filed on December 29, 1997.)

                 Part C-Other Information
                 (Incorporated by reference to the Post-Effective Amendment No. 7 to the Registrant's Form N-1A filed on December 29, 1997.)

                 Signatures

                 Index to Exhibits
                 (Not applicable)

                 Exhibits
                 (Not applicable)

The Nuveen Growth and Income Stock Fund, Nuveen Balanced Stock and Bond Fund, Nuveen Balanced Municipal and Stock Fund and Nuveen Select European Value Fund are not affected by and therefore not included in this Post-Effective Amendment No. 10. This Post-Effective Amendment is being submitted in order to delay the effectiveness of Post-Effective Amendment No. 8 to the Registrant's Form N-1A which relates exclusively to the Nuveen Balanced California Municipal and Stock Fund.
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                                   SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS POST-EFFECTIVE AMEND-MENT NO. 10 TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UN-DERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF IL-LINOIS, ON THE 24TH DAY OF APRIL, 1998.

                                        NUVEEN INVESTMENT TRUST

                                            /s/ Gifford R. Zimmerman
                                        ---------------------------------------
                                         Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 7 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

           SIGNATURE                     TITLE                       DATE
           ---------                     -----                       ----
  /s/ O. Walter Renfftlen       Vice President and              April 24, 1998
-----------------------------    Controller (Principal
      O. Walter Renfftlen        Financial and
                                 Accounting Officer)


Timothy R. Schwertfeger         President and Trustee )
                                                      )
Robert H. Lyon                  Trustee               )
                                                      )
Thomas E. Leafstrand            Trustee               )
                                                      )  By   /s/ Gifford R. Zimmerman
James E. Bacon                  Trustee               )     --------------------------
                                                      )           Gifford R. Zimmerman
William L. Kissick              Trustee               )           Attorney-in-Fact
                                                      )
Sheila W. Wellington            Trustee               )
                                                      )
Anthony T. Dean                 Chairman and Trustee  )
                                 (Principal Executive )
                                 Officer)             )



AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, LARRY W. MARTIN AND GIFFORD R. ZIMMERMAN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND TRUSTEES OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND FILED WITH THE SE-CURITIES AND EXCHANGE COMMISSION.